[STRONG LOGO]

RECENT PROSPECTUS UPDATES

THE FOLLOWING UPDATES REPRESENT CHANGES TO THE PROSPECTUSES LISTED BELOW. PLEASE READ THEM CAREFULLY AND FILE THIS WITH YOUR RECORDS. THE DATE OF THESE PROSPECTUS SUPPLEMENTS IS OCTOBER 2, 2000.

STRONG INCOME FUNDS - INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 29, 2000

STRONG BOND FUND
STRONG CORPORATE BOND FUND
STRONG GOVERNMENT SECURITIES FUND
STRONG HIGH-YIELD BOND FUND
STRONG SHORT-TERM BOND FUND
STRONG SHORT-TERM HIGH YIELD BOND FUND

STRONG CORPORATE BOND FUND
Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the co-managers of the Corporate Bond Fund.

STRONG AGGRESSIVE GROWTH FUNDS - INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

STRONG ENTERPRISE FUND
STRONG GROWTH 20 FUND
STRONG SMALL CAP VALUE FUND
STRONG U.S. EMERGING GROWTH FUND

STRONG U.S. EMERGING GROWTH FUND
Effective September 1, 2000, Mr. Robert E. Scott became a co-manager of the Strong U.S. Emerging Growth Fund. Mr. Scott has over eight years of investment experience and is a Chartered Financial Analyst. Mr. Scott joined the Subadvisor as a portfolio manager in September 2000. From March 1994 to June 2000, Mr. Scott was employed at Investment Advisers, Inc. (IAI). While at IAI, Mr. Scott held various positions. From July 1999 to August 2000, he served as Vice President and equity portfolio manager. From January 1996 to June 1999, he was an Associate Vice President and equity analyst, and from March 1994 to December 1995, he was a marketing analyst and investment performance analyst. From June 1991 to June 1993, Mr. Scott was a research analyst for economic and trade development at the American Embassy in Tokyo, Japan. Mr. Scott received his bachelors degree in Government from Harvard University in 1990.

STRONG GROWTH AND INCOME FUNDS - INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

STRONG AMERICAN UTILITIES FUND
STRONG ASSET ALLOCATION FUND
STRONG BLUE CHIP 100 FUND
STRONG EQUITY INCOME FUND
STRONG GROWTH AND INCOME FUND
STRONG LIMITED RESOURCES FUND

STRONG ASSET ALLOCATION FUND
On May 5, 2000, the Board of Directors of the Strong Asset Allocation Fund, Inc. approved a change in the name of the Fund. Therefore, effective June 23, 2000, the name of the Fund will be the Strong Balanced Fund, Inc. Strong Capital Management, Inc., the Fund's investment advisor, anticipates that the name change will not result in any material change to the Fund's portfolio composition or in the manner in which the Fund is managed.

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STRONG GROWTH FUNDS - INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

STRONG COMMON STOCK FUND
STRONG DISCOVERY FUND
STRONG GROWTH FUND
STRONG MID CAP DISCIPLINED FUND
STRONG MID CAP GROWTH FUND
STRONG OPPORTUNITY FUND
STRONG STRATEGIC GROWTH FUND

STRONG DISCOVERY FUND
Effective August 31, 2000, Mr. Charles A. Paquelet is the sole manager of Strong Discovery Fund.

STRONG CASH MANAGEMENT FUNDS - INVESTOR CLASS

SUPPLEMENT TO THE PROSPECTUS DATED JULY 1, 2000

STRONG HERITAGE MONEY FUND
STRONG INVESTORS MONEY FUND
STRONG MONEY MARKET FUND
STRONG MUNICIPAL MONEY MARKET FUND
STRONG ADVANTAGE FUND
STRONG MUNICIPAL ADVANTAGE FUND

Effective October 2, 2000, the prospectus is revised as follows:

The second and third sentences under the "Fund Structure" paragraph on page 4 of the prospectus are deleted and replaced with the following:

"The ADVANTAGE FUND, the HERITAGE MONEY FUND, and the MUNICIPAL ADVANTAGE FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The INVESTORS MONEY FUND, the MONEY MARKET FUND, and the MUNICIPAL MONEY MARKET FUND offer only Investor Class shares."

The second sentence under the "Multiple Class Plan" paragraph on page 24 of the prospectus is deleted and replaced with the following:

"The ADVANTAGE FUND, the HERITAGE MONEY FUND, and the MUNICIPAL ADVANTAGE FUND offer Investor Class shares, Advisor Class shares, and Institutional Class shares. The INVESTORS MONEY FUND, the MONEY MARKET FUND, and the MUNICIPAL MONEY MARKET FUND offer only Investor Class shares."

STRONG ADVANTAGE FUND
STRONG MUNICIPAL ADVANTAGE FUND
Effective July 31, 2000, the following information replaces, where appropriate, the information related to the Advantage Fund and the Municipal Advantage Fund found on page 8 of the funds' prospectus:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND                   MANAGEMENT FEES     OTHER EXPENSES     TOTAL ANNUAL FUND
                                                              OPERATING EXPENSES
Advantage                    0.30%          0.46%                0.76%
Municipal Advantage          0.30%          0.33%                0.63%

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